LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.61%
Australia–8.02%
Ampol Ltd.	47,268	$ 1,073,826
APA Group	223,823	1,778,910
Aristocrat Leisure Ltd.	109,713	2,977,833
ASX Ltd.	31,382	1,908,972
Aurizon Holdings Ltd.	325,129	893,664
Australia & New Zealand Banking Group Ltd.	492,071	10,083,027
BHP Group Ltd.	881,380	34,059,917
BlueScope Steel Ltd.	86,097	1,338,817
Brambles Ltd.	246,829	1,821,510
Cochlear Ltd.	11,375	1,899,182
Coles Group Ltd.	240,196	3,210,326
Commonwealth Bank of Australia	297,805	23,452,850
Computershare Ltd.	88,428	1,625,226
†Crown Resorts Ltd.	79,376	755,875
CSL Ltd.	83,553	16,680,737
Dexus	199,042	1,624,714
Domino's Pizza Enterprises Ltd.	10,644	692,859
Endeavour Group Ltd.	226,771	1,233,587
Evolution Mining Ltd.	282,375	931,981
Fortescue Metals Group Ltd.	299,496	4,603,804
Goodman Group	292,197	4,966,330
GPT Group	337,644	1,302,398
IDP Education Ltd.	36,389	851,651
Insurance Australia Group Ltd.	392,398	1,284,235
James Hardie Industries PLC	80,323	2,409,537
Lendlease Corp. Ltd.	120,231	1,002,237
Macquarie Group Ltd.	59,156	8,946,401
Medibank Pvt Ltd.	443,136	1,018,117
Mineral Resources Ltd.	29,663	1,169,323
Mirvac Group	701,067	1,299,958
National Australia Bank Ltd.	571,190	13,751,330
Newcrest Mining Ltd.	142,838	2,886,382
Northern Star Resources Ltd.	192,517	1,553,168
Orica Ltd.	80,976	963,448
Origin Energy Ltd.	307,372	1,430,731
†Qantas Airways Ltd.	154,254	596,441
QBE Insurance Group Ltd.	271,525	2,328,413
Ramsay Health Care Ltd.	32,540	1,575,930
REA Group Ltd.	8,586	860,741
Reece Ltd.	51,086	719,268
Rio Tinto Ltd.	65,722	5,875,554
Santos Ltd.	535,633	3,105,495
Scentre Group	907,792	2,064,007
SEEK Ltd.	56,009	1,233,462
Sonic Healthcare Ltd.	74,143	1,957,541
South32 Ltd.	852,460	3,239,450
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	429,346	$ 1,360,598
Suncorp Group Ltd.	218,699	1,812,948
Tabcorp Holdings Ltd.	405,855	1,616,968
Telstra Corp. Ltd.	675,976	1,997,143
Transurban Group	536,167	5,417,404
Treasury Wine Estates Ltd.	138,038	1,192,378
Vicinity Centres	683,296	948,178
Washington H Soul Pattinson & Co. Ltd.	37,743	805,032
Wesfarmers Ltd.	196,062	7,357,142
Westpac Banking Corp.	644,711	11,647,716
WiseTech Global Ltd.	22,498	846,797
Woodside Petroleum Ltd.	169,511	4,073,589
Woolworths Group Ltd.	211,518	5,872,758
		225,987,816
Austria–0.20%
Erste Group Bank AG	59,937	2,185,691
OMV AG	28,032	1,339,438
†Raiffeisen Bank International AG	21,759	308,913
Verbund AG	10,993	1,160,907
voestalpine AG	24,055	715,786
		5,710,735
Belgium–0.85%
Ageas SA/NV	29,921	1,512,603
Anheuser-Busch InBev SA/NV	151,584	9,062,915
Elia Group SA/NV	5,392	822,662
Etablissements Franz Colruyt NV	11,289	467,301
Groupe Bruxelles Lambert SA	19,104	1,976,810
KBC Group NV	42,478	3,047,760
Proximus SADP	32,419	603,686
Sofina SA	2,794	1,015,253
Solvay SA	12,937	1,275,014
UCB SA	23,050	2,756,709
Umicore SA	33,743	1,458,621
		23,999,334
Chile–0.05%
Antofagasta PLC	66,473	1,444,387
		1,444,387
China–0.01%
†Futu Holdings Ltd. ADR	8,800	286,528
		286,528
Denmark–2.47%
Ambu AS Class B	27,691	407,643
AP Moller - Maersk AS Class A	522	1,541,149
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
AP Moller - Maersk AS Class B	979	$ 2,941,859
Carlsberg AS Class B	17,602	2,160,846
Chr Hansen Holding AS	18,361	1,348,192
Coloplast AS Class B	21,378	3,237,452
Danske Bank AS	124,239	2,066,726
†Demant AS	16,353	740,054
DSV AS	35,343	6,773,682
†Genmab AS	11,153	4,027,940
GN Store Nord AS	23,990	1,175,903
Novo Nordisk AS Class B	295,216	32,744,200
Novozymes AS Class B	36,242	2,484,902
Orsted AS	33,984	4,253,825
Pandora AS	17,850	1,700,469
ROCKWOOL International AS Class B	1,524	503,087
Tryg AS	63,276	1,538,535
		69,646,464
Faeroe Islands–0.18%
Vestas Wind Systems AS	177,472	5,206,106
		5,206,106
Finland–1.16%
Elisa Oyj	23,864	1,439,159
Fortum Oyj	77,853	1,422,924
Kesko Oyj Class B	51,648	1,426,006
Kone Oyj Class B	59,982	3,138,862
Neste Oyj	74,719	3,406,674
†Nokia Oyj	959,800	5,285,635
Nordea Bank Abp	571,852	5,885,502
Orion Oyj Class B	15,299	694,832
Sampo Oyj Class A	87,647	4,282,798
Stora Enso Oyj Class R	98,947	1,941,085
UPM-Kymmene Oyj	95,550	3,120,184
Wartsila OYJ Abp	70,882	647,214
		32,690,875
France–10.80%
†Accor SA	33,285	1,072,417
†Aeroports de Paris	4,365	652,734
Air Liquide SA	82,407	14,416,591
†Airbus SE	102,148	12,326,039
Alstom SA	55,776	1,305,095
Amundi SA	9,532	651,806
Arkema SA	9,941	1,188,347
AXA SA	339,764	9,946,361
BioMerieux	6,841	730,145
BNP Paribas SA	195,355	11,163,489
Bollore SE	126,487	662,341
Bouygues SA	42,213	1,473,404
Bureau Veritas SA	50,111	1,428,707
Capgemini SE	27,456	6,092,566
Carrefour SA	105,995	2,306,668
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Cie de Saint-Gobain	88,203	$ 5,248,109
Cie Generale des Etablissements Michelin SCA	29,962	4,060,314
CNP Assurances	25,191	606,459
Covivio	10,450	831,652
Credit Agricole SA	204,534	2,443,884
Danone SA	114,634	6,332,721
Dassault Aviation SA	5,340	843,277
Dassault Systemes SE	116,710	5,733,799
Edenred	45,050	2,227,489
Eiffage SA	14,950	1,534,350
Electricite de France SA	83,920	787,689
Engie SA	322,472	4,239,539
EssilorLuxottica SA	50,147	9,171,412
Eurazeo SE	8,562	719,837
Faurecia SE	22,351	580,790
Gecina SA	8,101	1,020,955
Getlink SE	77,105	1,388,634
Hermes International	5,610	7,940,090
Ipsen SA	6,584	824,150
Kering SA	13,106	8,274,175
†Klepierre SA	30,955	824,149
La Francaise des Jeux SAEM	16,783	665,826
Legrand SA	47,001	4,468,687
L'Oreal SA	43,616	17,422,196
LVMH Moet Hennessy Louis Vuitton SE	48,617	34,702,751
Orange SA	338,803	4,011,867
Orpea SA	8,949	388,331
Pernod Ricard SA	36,133	7,938,816
Publicis Groupe SA	41,106	2,494,871
Remy Cointreau SA	3,589	740,149
†Renault SA	36,247	947,498
Safran SA	60,065	7,071,780
Sanofi	197,810	20,224,013
Sartorius Stedim Biotech	5,114	2,093,745
Schneider Electric SE	93,827	15,752,645
SEB SA	4,862	678,058
Societe Generale SA	141,319	3,788,385
Sodexo SA	16,053	1,306,327
Teleperformance	9,971	3,797,934
Thales SA	18,645	2,335,016
TotalEnergies SE	440,161	22,271,935
†Ubisoft Entertainment SA	17,718	778,579
†Unibail-Rodamco-Westfield	160,422	1,514,349
Valeo SA	41,370	764,143
Veolia Environnement SA	111,375	3,571,069
Vinci SA	92,652	9,466,496
Vivendi SE	125,055	1,633,782
Wendel SE	5,771	587,683
†Worldline SA	40,574	1,760,918
		304,228,033

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–7.57%
adidas AG	33,083	$ 7,709,195
Allianz SE	71,869	17,162,899
Aroundtown SA	172,110	983,500
BASF SE	159,808	9,118,726
Bayer AG	170,591	11,668,265
Bayerische Motoren Werke AG	58,435	5,049,808
Bechtle AG	15,486	871,865
Beiersdorf AG	18,253	1,917,549
Brenntag SE	27,379	2,207,608
Carl Zeiss Meditec AG	6,394	1,029,927
†Commerzbank AG	167,606	1,273,622
†Continental AG	20,051	1,437,379
Covestro AG	33,739	1,698,940
†Daimler Truck Holding AG	74,394	2,063,316
†Delivery Hero SE	27,597	1,202,782
†Deutsche Bank AG	363,210	4,574,333
Deutsche Boerse AG	33,593	6,047,100
†Deutsche Lufthansa AG	101,280	816,770
Deutsche Post AG	174,200	8,318,375
Deutsche Telekom AG	565,665	10,535,015
E.ON SE	394,553	4,583,973
Evonik Industries AG	40,700	1,129,117
Fresenius Medical Care AG & Co. KGaA	34,145	2,288,084
Fresenius SE & Co. KGaA	76,086	2,793,607
GEA Group AG	25,921	1,062,432
Hannover Rueck SE	10,828	1,839,442
HeidelbergCement AG	26,152	1,482,143
†HelloFresh SE	29,027	1,302,839
Henkel AG & Co. KGaA	19,599	1,293,624
Infineon Technologies AG	227,643	7,701,163
KION Group AG	12,297	810,460
Knorr-Bremse AG	13,717	1,051,504
LANXESS AG	15,612	685,338
LEG Immobilien SE	13,388	1,524,598
Mercedes-Benz Group AG	148,789	10,443,423
Merck KGaA	21,881	4,569,507
MTU Aero Engines AG	9,472	2,190,684
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,137	6,452,777
Nemetschek SE	8,714	836,839
Puma SE	17,680	1,503,541
Rational AG	968	666,683
RWE AG	113,224	4,930,055
SAP SE	182,587	20,235,773
Scout24 SE	14,593	831,978
Siemens AG	133,665	18,508,225
Siemens Healthineers AG	48,722	3,019,338
Symrise AG	23,587	2,827,909
Telefonica Deutschland Holding AG	190,187	517,269
Uniper SE	16,078	415,362
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
United Internet AG	19,309	$ 662,649
Volkswagen AG	5,406	1,335,387
Vonovia SE	128,839	6,005,236
†Zalando SE	38,884	1,968,859
		213,156,792
Greenland–0.19%
Ferguson PLC	38,587	5,227,758
		5,227,758
Hong Kong–2.87%
AIA Group Ltd.	2,116,200	22,097,101
BOC Hong Kong Holdings Ltd.	668,000	2,513,540
Budweiser Brewing Co. APAC Ltd.	260,900	688,944
†Chow Tai Fook Jewellery Group Ltd.	351,400	634,667
CK Asset Holdings Ltd.	351,800	2,404,703
CK Hutchison Holdings Ltd.	474,660	3,470,906
CK Infrastructure Holdings Ltd.	115,500	772,098
CLP Holdings Ltd.	285,500	2,777,884
†ESR Cayman Ltd.	318,200	986,068
Galaxy Entertainment Group Ltd.	378,000	2,236,770
Hang Lung Properties Ltd.	314,000	632,891
Hang Seng Bank Ltd.	132,600	2,550,262
Henderson Land Development Co. Ltd.	236,149	980,260
HK Electric Investments & HK Electric Investments Ltd.	564,808	551,591
HKT Trust & HKT Ltd.	581,592	797,453
Hong Kong & China Gas Co. Ltd.	1,951,358	2,357,083
Hong Kong Exchanges & Clearing Ltd.	209,908	9,839,083
Hongkong Land Holdings Ltd.	179,600	877,508
Jardine Matheson Holdings Ltd.	39,700	2,183,500
Link REIT	374,922	3,192,921
†Melco Resorts & Entertainment Ltd. ADR	44,746	341,859
MTR Corp. Ltd.	283,296	1,525,625
New World Development Co. Ltd.	280,869	1,139,527
Power Assets Holdings Ltd.	254,000	1,655,330
†Sands China Ltd.	423,468	1,007,421
Sino Land Co. Ltd.	508,363	655,489
SITC International Holdings Co. Ltd.	235,000	821,726

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	228,505	$ 2,718,633
Swire Pacific Ltd. Class A	106,000	644,598
Swire Properties Ltd.	249,361	616,221
Techtronic Industries Co. Ltd.	242,000	3,877,194
WH Group Ltd.	1,359,340	853,604
Wharf Real Estate Investment Co. Ltd.	317,000	1,566,697
Xinyi Glass Holdings Ltd.	344,000	824,797
		80,793,954
Ireland–0.67%
†AerCap Holdings NV	23,500	1,181,580
CRH PLC	134,845	5,378,311
DCC PLC	17,612	1,363,767
†Flutter Entertainment PLC	28,751	3,313,395
Kerry Group PLC Class A	26,829	3,000,605
Kingspan Group PLC	27,130	2,651,869
Smurfit Kappa Group PLC	42,954	1,907,903
		18,797,430
Isle Of Man–0.08%
†Entain PLC	102,403	2,193,577
		2,193,577
Israel–0.71%
Azrieli Group Ltd.	7,408	650,831
Bank Hapoalim BM	203,905	2,018,787
Bank Leumi Le-Israel BM	255,329	2,750,583
†Check Point Software Technologies Ltd.	17,664	2,442,225
†CyberArk Software Ltd.	6,400	1,080,000
Elbit Systems Ltd.	5,177	1,132,219
†Fiverr International Ltd.	5,100	387,957
ICL Group Ltd.	123,792	1,471,587
Israel Discount Bank Ltd. Class A	186,199	1,158,002
†Kornit Digital Ltd.	8,100	669,789
Mizrahi Tefahot Bank Ltd.	24,502	956,854
†Nice Ltd.	10,973	2,400,078
†Teva Pharmaceutical Industries Ltd.	139,930	1,306,142
†Teva Pharmaceutical Industries Ltd. ADR	55,369	519,915
†Wix.com Ltd.	9,300	971,478
		19,916,447
Italy–2.08%
Amplifon SpA	23,545	1,047,866
Assicurazioni Generali SpA	197,122	4,508,603
†Atlantia SpA	91,704	1,906,759
CNH Industrial NV	175,990	2,771,979
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Davide Campari-Milano NV	100,699	$ 1,168,014
DiaSorin SpA	4,246	663,196
Enel SpA	1,416,344	9,456,574
Eni SpA	448,899	6,546,390
Ferrari NV	22,205	4,837,569
FinecoBank Banca Fineco SpA	108,256	1,642,252
Infrastrutture Wireless Italiane SpA	52,629	589,141
Intesa Sanpaolo SpA	2,851,960	6,527,464
Mediobanca Banca di Credito Finanziario SpA	101,836	1,029,103
Moncler SpA	35,950	1,994,572
†Nexi SpA	83,097	958,916
Poste Italiane SpA	82,911	940,260
Prysmian SpA	42,244	1,433,600
Recordati Industria Chimica e Farmaceutica SpA	16,947	849,712
Snam SpA	328,693	1,895,424
†Telecom Italia SpA	1,751,080	642,868
Tenaris SA	82,986	1,246,539
Terna - Rete Elettrica Nazionale	227,592	1,954,395
UniCredit SpA	371,533	4,008,001
		58,619,197
Japan–22.04%
Advantest Corp.	34,100	2,662,318
Aeon Co. Ltd.	115,200	2,456,351
AGC, Inc.	34,200	1,366,473
Aisin Corp.	24,700	844,187
Ajinomoto Co., Inc.	81,500	2,313,195
†ANA Holdings, Inc.	24,500	512,128
Asahi Group Holdings Ltd.	79,500	2,895,427
Asahi Intecc Co. Ltd.	33,700	657,441
Asahi Kasei Corp.	226,400	1,958,256
Astellas Pharma, Inc.	329,200	5,143,711
Azbil Corp.	23,300	773,323
Bandai Namco Holdings, Inc.	36,700	2,782,942
Benefit One, Inc.	13,900	291,723
Bridgestone Corp.	100,300	3,893,221
Brother Industries Ltd.	36,000	654,675
Canon, Inc.	175,500	4,277,636
Capcom Co. Ltd.	33,200	804,912
Central Japan Railway Co.	26,100	3,403,265
Chiba Bank Ltd.	80,000	470,377
Chubu Electric Power Co., Inc.	115,900	1,199,546
Chugai Pharmaceutical Co. Ltd.	118,800	3,964,167
Concordia Financial Group Ltd.	161,400	600,675

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Cosmos Pharmaceutical Corp.	4,300	$ 521,154
CyberAgent, Inc.	69,600	861,272
Dai Nippon Printing Co. Ltd.	38,900	912,017
Daifuku Co. Ltd.	18,900	1,348,542
Dai-ichi Life Holdings, Inc.	175,200	3,560,202
Daiichi Sankyo Co. Ltd.	307,200	6,708,320
Daikin Industries Ltd.	43,200	7,845,286
Daito Trust Construction Co. Ltd.	11,300	1,199,432
Daiwa House Industry Co. Ltd.	98,800	2,575,584
Daiwa House REIT Investment Corp.	398	1,073,011
Daiwa Securities Group, Inc.	260,800	1,475,270
Denso Corp.	74,000	4,721,207
Dentsu Group, Inc.	37,800	1,544,747
Disco Corp.	4,900	1,370,222
East Japan Railway Co.	54,700	3,165,901
Eisai Co. Ltd.	41,600	1,927,268
ENEOS Holdings, Inc.	551,960	2,063,626
FANUC Corp.	33,200	5,826,924
Fast Retailing Co. Ltd.	10,100	5,177,836
Fuji Electric Co. Ltd.	19,300	961,927
FUJIFILM Holdings Corp.	62,900	3,839,412
Fujitsu Ltd.	34,700	5,198,952
†GLP J-Reit	744	1,130,509
GMO Payment Gateway, Inc.	7,700	784,446
Hakuhodo DY Holdings, Inc.	33,300	418,014
Hamamatsu Photonics KK	25,300	1,343,753
Hankyu Hanshin Holdings, Inc.	42,100	1,216,763
Hikari Tsushin, Inc.	3,200	363,796
Hino Motors Ltd.	61,200	357,765
Hirose Electric Co. Ltd.	5,387	780,869
Hitachi Construction Machinery Co. Ltd.	22,900	593,358
Hitachi Ltd.	167,100	8,362,379
†Hitachi Metals Ltd.	37,400	625,712
Honda Motor Co. Ltd.	281,800	7,987,857
Hoshizaki Corp.	8,500	583,099
Hoya Corp.	65,000	7,407,260
Hulic Co. Ltd.	64,600	579,554
Ibiden Co. Ltd.	20,000	975,038
Idemitsu Kosan Co. Ltd.	31,383	865,089
Iida Group Holdings Co. Ltd.	31,400	541,365
Inpex Corp.	171,600	2,017,559
Isuzu Motors Ltd.	101,600	1,312,470
Ito En Ltd.	7,200	353,420
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ITOCHU Corp.	208,900	$ 7,066,242
Itochu Techno-Solutions Corp.	20,500	523,662
†Japan Airlines Co. Ltd.	24,500	456,761
Japan Exchange Group, Inc.	84,900	1,576,415
Japan Metropolitan Fund Invest	1,228	1,036,190
Japan Post Bank Co. Ltd.	57,300	460,163
Japan Post Holdings Co. Ltd.	426,900	3,135,259
Japan Post Insurance Co. Ltd.	33,100	576,442
Japan Real Estate Investment Corp.	241	1,262,266
Japan Tobacco, Inc.	206,900	3,533,352
JFE Holdings, Inc.	80,600	1,127,932
JSR Corp.	31,900	939,388
Kajima Corp.	73,600	895,470
Kakaku.com, Inc.	21,500	480,154
Kansai Electric Power Co., Inc.	122,200	1,151,022
Kansai Paint Co. Ltd.	26,500	425,431
Kao Corp.	80,700	3,295,031
KDDI Corp.	279,200	9,154,024
Keio Corp.	18,000	701,649
Keisei Electric Railway Co. Ltd.	20,800	577,816
Keyence Corp.	34,176	15,847,494
Kikkoman Corp.	26,900	1,781,757
Kintetsu Group Holdings Co. Ltd.	31,600	904,546
Kirin Holdings Co. Ltd.	140,000	2,091,131
Kobayashi Pharmaceutical Co. Ltd.	8,100	648,996
Kobe Bussan Co. Ltd.	24,000	738,593
Koei Tecmo Holdings Co. Ltd.	11,180	366,623
Koito Manufacturing Co. Ltd.	17,500	708,217
Komatsu Ltd.	149,300	3,587,008
Konami Holdings Corp.	17,500	1,103,811
Kose Corp.	5,400	564,978
Kubota Corp.	183,300	3,435,821
Kurita Water Industries Ltd.	14,100	520,443
Kyocera Corp.	58,000	3,245,646
Kyowa Kirin Co. Ltd.	51,800	1,205,070
Lasertec Corp.	13,500	2,245,914
Lawson, Inc.	10,700	409,595
Lion Corp.	42,200	470,326
Lixil Corp.	42,200	785,584
M3, Inc.	75,900	2,741,202
Makita Corp.	42,500	1,359,855

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Marubeni Corp.	274,900	$ 3,192,194
Mazda Motor Corp.	91,400	671,844
McDonald's Holdings Co. Japan Ltd.	14,200	590,518
Medipal Holdings Corp.	37,600	618,676
MEIJI Holdings Co. Ltd.	20,768	1,126,288
†Mercari, Inc.	18,000	464,652
Minebea Mitsumi, Inc.	61,800	1,346,001
MISUMI Group, Inc.	47,700	1,420,068
Mitsubishi Chemical Holdings Corp.	227,600	1,513,707
Mitsubishi Corp.	221,900	8,327,180
Mitsubishi Electric Corp.	322,300	3,696,409
Mitsubishi Estate Co. Ltd.	207,400	3,088,281
Mitsubishi Gas Chemical Co., Inc.	22,300	377,494
Mitsubishi HC Capital, Inc.	116,000	538,996
Mitsubishi Heavy Industries Ltd.	54,500	1,789,024
Mitsubishi UFJ Financial Group, Inc.	2,086,200	12,895,090
Mitsui & Co. Ltd.	271,600	7,372,638
Mitsui Chemicals, Inc.	30,300	761,729
Mitsui Fudosan Co. Ltd.	160,700	3,439,350
Mitsui OSK Lines Ltd.	60,000	1,666,727
Miura Co. Ltd.	13,800	340,025
Mizuho Financial Group, Inc.	427,282	5,450,135
MonotaRO Co. Ltd.	43,600	935,757
MS&AD Insurance Group Holdings, Inc.	77,054	2,501,783
Murata Manufacturing Co. Ltd.	99,500	6,554,342
NEC Corp.	44,000	1,848,471
Nexon Co. Ltd.	87,800	2,100,502
NGK Insulators Ltd.	38,100	543,498
Nidec Corp.	77,600	6,129,086
Nihon M&A Center Holdings, Inc.	55,000	769,337
Nintendo Co. Ltd.	19,300	9,741,905
Nippon Building Fund, Inc.	279	1,582,717
Nippon Express Holdings, Inc.	12,000	824,409
Nippon Paint Holdings Co. Ltd.	134,000	1,174,019
†Nippon Prologis REIT, Inc.	349	1,019,029
Nippon Sanso Holdings Corp.	27,700	526,676
Nippon Shinyaku Co. Ltd.	9,600	652,705
Nippon Steel Corp.	151,822	2,678,845
Nippon Telegraph & Telephone Corp.	208,600	6,060,641
Nippon Yusen KK	28,400	2,484,272
Nissan Chemical Corp.	22,100	1,296,336
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Nissan Motor Co. Ltd.	410,600	$ 1,824,430
Nisshin Seifun Group, Inc.	42,165	588,257
Nissin Foods Holdings Co. Ltd.	11,900	834,371
Nitori Holdings Co. Ltd.	13,600	1,711,053
Nitto Denko Corp.	24,800	1,777,863
Nomura Holdings, Inc.	549,400	2,310,648
Nomura Real Estate Holdings, Inc.	20,700	495,745
†Nomura Real Estate Master Fund, Inc.	729	963,671
Nomura Research Institute Ltd.	59,207	1,931,764
NTT Data Corp.	114,300	2,246,253
Obayashi Corp.	116,800	857,281
Obic Co. Ltd.	11,700	1,752,389
Odakyu Electric Railway Co. Ltd.	53,100	880,118
Oji Holdings Corp.	132,300	656,364
Olympus Corp.	192,500	3,648,373
Omron Corp.	32,400	2,156,172
Ono Pharmaceutical Co. Ltd.	69,500	1,742,045
Open House Group Co. Ltd.	14,300	632,815
Oracle Corp.	5,900	408,852
Oriental Land Co. Ltd.	35,400	6,775,747
ORIX Corp.	214,700	4,279,518
Orix JREIT, Inc.	387	524,823
Osaka Gas Co. Ltd.	61,500	1,053,874
Otsuka Corp.	19,600	694,943
Otsuka Holdings Co. Ltd.	66,400	2,293,972
Pan Pacific International Holdings Corp.	76,300	1,220,840
Panasonic Corp.	378,100	3,672,137
Persol Holdings Co. Ltd.	30,900	692,354
Pola Orbis Holdings, Inc.	19,500	253,910
Rakuten Group, Inc.	161,700	1,271,403
Recruit Holdings Co. Ltd.	235,800	10,244,806
†Renesas Electronics Corp.	219,800	2,546,815
Resona Holdings, Inc.	350,500	1,492,898
Ricoh Co. Ltd.	117,800	1,020,120
Rinnai Corp.	7,200	538,587
Rohm Co. Ltd.	16,000	1,242,239
Ryohin Keikaku Co. Ltd.	37,000	429,171
Santen Pharmaceutical Co. Ltd.	61,600	615,903
SBI Holdings, Inc.	39,170	988,292
SCSK Corp.	21,000	359,112
Secom Co. Ltd.	37,900	2,741,757
Seiko Epson Corp.	41,400	621,948
Sekisui Chemical Co. Ltd.	61,200	876,929
Sekisui House Ltd.	113,900	2,203,186
Seven & i Holdings Co. Ltd.	133,100	6,345,835
SG Holdings Co. Ltd.	61,400	1,156,209

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sharp Corp.	34,200	$ 319,238
Shimadzu Corp.	38,900	1,337,946
Shimano, Inc.	12,700	2,908,406
Shimizu Corp.	90,100	540,704
Shin-Etsu Chemical Co. Ltd.	61,500	9,343,893
Shionogi & Co. Ltd.	47,000	2,887,838
Shiseido Co. Ltd.	70,700	3,570,948
Shizuoka Bank Ltd.	78,300	549,549
SMC Corp.	10,100	5,645,839
SoftBank Corp.	501,400	5,847,880
SoftBank Group Corp.	211,400	9,451,616
Sohgo Security Services Co. Ltd.	15,200	495,694
Sompo Holdings, Inc.	56,575	2,485,929
Sony Group Corp.	220,600	22,694,365
Square Enix Holdings Co. Ltd.	14,400	637,900
Stanley Electric Co. Ltd.	20,800	393,270
Subaru Corp.	106,100	1,685,185
SUMCO Corp.	58,300	954,076
Sumitomo Chemical Co. Ltd.	243,300	1,114,025
Sumitomo Corp.	196,600	3,404,848
Sumitomo Dainippon Pharma Co. Ltd.	25,500	251,577
Sumitomo Electric Industries Ltd.	131,700	1,565,554
Sumitomo Metal Mining Co. Ltd.	43,400	2,198,801
Sumitomo Mitsui Financial Group, Inc.	225,600	7,126,333
Sumitomo Mitsui Trust Holdings, Inc.	58,946	1,918,375
Sumitomo Realty & Development Co. Ltd.	57,000	1,577,494
Suntory Beverage & Food Ltd.	20,700	788,984
Suzuki Motor Corp.	64,400	2,207,001
Sysmex Corp.	29,300	2,122,126
T&D Holdings, Inc.	98,800	1,341,504
Taisei Corp.	33,500	967,115
Taisho Pharmaceutical Holdings Co. Ltd.	7,700	357,446
Takeda Pharmaceutical Co. Ltd.	273,275	7,786,208
TDK Corp.	68,100	2,456,855
Terumo Corp.	113,900	3,446,442
TIS, Inc.	42,100	985,249
Tobu Railway Co. Ltd.	32,800	797,512
Toho Co. Ltd.	17,600	665,101
Tokio Marine Holdings, Inc.	109,600	6,377,975
Tokyo Century Corp.	9,100	333,615
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Tokyo Electric Power Co. Holdings, Inc.	268,300	$ 885,654
Tokyo Electron Ltd.	25,900	13,301,230
Tokyo Gas Co. Ltd.	63,400	1,160,677
Tokyu Corp.	90,300	1,171,545
Toppan, Inc.	39,300	693,250
Toray Industries, Inc.	235,500	1,224,498
Toshiba Corp.	69,300	2,632,946
Tosoh Corp.	41,800	617,783
TOTO Ltd.	24,000	963,854
Toyo Suisan Kaisha Ltd.	12,500	447,277
Toyota Industries Corp.	26,900	1,855,384
Toyota Motor Corp.	1,856,500	33,487,539
Toyota Tsusho Corp.	36,900	1,514,446
Trend Micro, Inc.	22,400	1,308,118
Tsuruha Holdings, Inc.	7,000	444,487
Unicharm Corp.	70,800	2,543,552
USS Co. Ltd.	31,700	532,676
Welcia Holdings Co. Ltd.	20,200	497,025
West Japan Railway Co.	37,600	1,557,987
Yakult Honsha Co. Ltd.	20,100	1,072,212
Yamaha Corp.	24,200	1,051,637
Yamaha Motor Co. Ltd.	46,500	1,042,237
Yamato Holdings Co. Ltd.	55,600	1,038,618
Yaskawa Electric Corp.	44,600	1,738,281
Yokogawa Electric Corp.	34,900	594,644
Z Holdings Corp.	462,500	1,999,430
ZOZO, Inc.	18,100	483,366
		620,629,332
Luxembourg–0.08%
Eurofins Scientific SE	23,465	2,321,222
		2,321,222
Malta–0.00%
=,†,πAZ. BGP Holdings	160,069	0
		0
Netherlands–4.56%
ABN AMRO Bank NV	67,881	866,828
†Adyen NV	3,467	6,867,064
Aegon NV	293,728	1,557,090
Akzo Nobel NV	32,520	2,794,193
†Argenx SE	8,077	2,527,061
ASM International NV	8,280	3,015,010
ASML Holding NV	72,148	48,210,842
Euronext NV	14,936	1,356,900
EXOR NV	19,565	1,487,324
Heineken Holding NV	20,303	1,589,789
Heineken NV	45,710	4,371,237
IMCD NV	9,934	1,694,664
ING Groep NV	680,535	7,105,415
JDE Peet's NV	14,174	406,582
†Just Eat Takeaway.com NV	31,451	1,054,800

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	183,767	$ 5,910,957
Koninklijke DSM NV	30,916	5,530,678
Koninklijke KPN NV	551,176	1,912,569
Koninklijke Philips NV	160,666	4,899,299
NN Group NV	45,233	2,292,351
†Prosus NV	163,391	8,811,319
†QIAGEN NV	37,993	1,864,312
Randstad NV	20,790	1,250,620
Stellantis NV	176,356	2,855,110
Universal Music Group NV	125,055	3,338,233
Wolters Kluwer NV	46,328	4,938,858
		128,509,105
New Zealand–0.27%
†Auckland International Airport Ltd.	203,075	1,098,762
Fisher & Paykel Healthcare Corp. Ltd.	104,535	1,754,117
Mercury NZ Ltd.	143,836	590,467
Meridian Energy Ltd.	215,240	749,909
Ryman Healthcare Ltd.	74,689	483,432
Spark New Zealand Ltd.	326,312	1,032,656
†Xero Ltd.	23,206	1,758,728
		7,468,071
Norway–0.77%
†Adevinta ASA	48,699	444,582
Aker BP ASA	21,971	819,493
DNB Bank ASA	162,372	3,671,058
Equinor ASA	170,723	6,374,221
Gjensidige Forsikring ASA	32,261	799,983
Mowi ASA	73,824	1,988,516
Norsk Hydro ASA	220,326	2,140,659
Orkla ASA	131,102	1,164,774
Schibsted ASA Class A	14,296	352,360
Schibsted ASA Class B	20,889	447,019
Telenor ASA	130,632	1,874,508
Yara International ASA	30,915	1,546,013
		21,623,186
Poland–0.01%
†InPost SA	35,148	223,008
		223,008
Portugal–0.21%
EDP - Energias de Portugal SA	495,350	2,438,055
EDP Renovaveis SA	50,642	1,302,043
Galp Energia SGPS SA	97,481	1,232,420
Jeronimo Martins SGPS SA	44,236	1,061,219
		6,033,737
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.22%
Ascendas Real Estate Investment Trust	618,765	$ 1,333,331
CapitaLand Integrated Commercial Trust	863,722	1,428,889
†Capitaland Investment Ltd.	498,928	1,461,895
City Developments Ltd.	71,400	412,743
DBS Group Holdings Ltd.	315,748	8,273,293
Genting Singapore Ltd.	1,055,500	630,859
†Grab Holdings Ltd. Class A	189,400	662,900
Keppel Corp. Ltd.	237,415	1,119,470
Mapletree Commercial Trust REIT	425,700	592,280
Mapletree Logistics Trust REIT	616,374	837,605
Oversea-Chinese Banking Corp. Ltd.	590,540	5,357,290
†Singapore Airlines Ltd.	245,550	989,611
Singapore Exchange Ltd.	130,100	953,431
Singapore Technologies Engineering Ltd.	235,300	712,735
Singapore Telecommunications Ltd.	1,413,200	2,744,080
United Overseas Bank Ltd.	207,085	4,845,375
UOL Group Ltd.	98,851	511,824
Venture Corp. Ltd.	39,200	505,172
Wilmar International Ltd.	315,600	1,092,993
		34,465,776
Spain–2.29%
ACS Actividades de Construccion y Servicios SA	39,307	1,059,695
†Aena SME SA	13,180	2,197,108
†Amadeus IT Group SA	79,606	5,175,825
Banco Bilbao Vizcaya Argentaria SA	1,181,645	6,747,104
Banco Santander SA	3,022,753	10,277,136
CaixaBank SA	781,224	2,649,818
Cellnex Telecom SA	89,543	4,309,203
Enagas SA	48,905	1,085,998
Endesa SA	59,943	1,306,974
Ferrovial SA	84,670	2,251,786
Grifols SA	50,599	918,405
Iberdrola SA	1,015,386	11,098,138
Industria de Diseno Textil SA	193,141	4,211,433
Naturgy Energy Group SA	33,804	1,012,749
Red Electrica Corp. SA	77,676	1,594,768
Repsol SA	253,921	3,326,160
†Siemens Gamesa Renewable Energy SA	41,919	735,227
Telefonica SA	918,543	4,451,495
		64,409,022

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–3.44%
Alfa Laval AB	53,564	$ 1,842,464
ArcelorMittal SA	111,509	3,572,092
Assa Abloy AB Class B	176,808	4,752,525
Atlas Copco AB Class A	119,131	6,183,605
Atlas Copco AB Class B	68,351	3,099,685
Boliden AB	48,436	2,443,363
Electrolux AB Class B	35,635	539,247
†Embracer Group AB	90,138	752,395
Epiroc AB Class A	114,851	2,456,531
Epiroc AB Class B	64,917	1,172,039
EQT AB	51,577	2,011,414
Essity AB Class B	109,912	2,593,815
Evolution AB	29,851	3,036,871
†Fastighets AB Balder Class B	19,148	1,260,706
Getinge AB Class B	39,872	1,588,459
H & M Hennes & Mauritz AB Class B	128,348	1,723,411
Hexagon AB Class B	339,752	4,760,197
Husqvarna AB Class B	66,591	694,659
Industrivarden AB Class A	24,137	684,546
Industrivarden AB Class C	26,548	739,996
Investment AB Latour	26,018	825,996
Investor AB Class A	86,932	2,022,801
Investor AB Class B	322,736	7,012,483
†Kinnevik AB Class B	42,451	1,106,956
L E Lundbergforetagen AB Class B	13,266	673,282
Lifco AB Class B	40,635	1,031,543
Lundin Energy AB	35,173	1,476,355
Nibe Industrier AB Class B	250,058	2,771,780
Sagax AB Class B	28,074	851,905
Sandvik AB	199,366	4,235,096
Securitas AB Class B	49,323	556,428
†Sinch AB	79,990	542,529
Skandinaviska Enskilda Banken AB Class A	289,018	3,124,530
Skanska AB Class B	57,556	1,287,654
SKF AB Class B	67,766	1,104,989
Svenska Cellulosa AB SCA Class B	111,068	2,156,682
Svenska Handelsbanken AB Class A	255,709	2,351,355
Swedbank AB Class A	160,374	2,395,287
Swedish Match AB	275,793	2,073,972
Tele2 AB Class B	85,945	1,299,126
Telefonaktiebolaget LM Ericsson Class B	517,715	4,719,253
Telia Co. AB	460,086	1,844,812
Volvo AB Class A	35,191	674,060
Volvo AB Class B	254,991	4,756,943
		96,803,837
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland–10.99%
ABB Ltd.	286,317	$ 9,288,322
†Adecco Group AG	26,224	1,189,561
Alcon, Inc.	87,133	6,903,192
Bachem Holding AG Class B	1,080	594,370
Baloise Holding AG	7,311	1,305,719
Barry Callebaut AG	627	1,469,970
Chocoladefabriken Lindt & Spruengli AG	196	4,295,791
Cie Financiere Richemont SA Class A	90,349	11,452,167
†Clariant AG	37,917	657,974
Coca-Cola HBC AG	33,062	689,538
†Credit Suisse Group AG	462,068	3,637,452
EMS-Chemie Holding AG	1,230	1,195,319
Geberit AG	6,282	3,872,579
Givaudan SA	1,610	6,654,028
†Glencore PLC	1,730,685	11,261,054
†Holcim Ltd.	92,481	4,497,977
Julius Baer Group Ltd.	40,492	2,344,263
Kuehne & Nagel International AG	9,490	2,694,487
Logitech International SA	29,939	2,225,430
†Lonza Group AG	12,889	9,339,412
Nestle SA	491,283	63,875,961
Novartis AG	381,923	33,529,594
Partners Group Holding AG	3,988	4,937,948
Roche Holding AG	128,235	50,971,179
Schindler Holding AG	10,684	2,285,119
SGS SA	1,017	2,827,405
†Siemens Energy AG	69,287	1,576,330
Sika AG	24,422	8,080,107
Sonova Holding AG	9,371	3,914,623
STMicroelectronics NV	120,015	5,216,328
Straumann Holding AG	1,817	2,901,179
Swatch Group AG	15,743	2,013,897
Swiss Life Holding AG	5,626	3,605,172
†Swiss Prime Site AG	13,839	1,364,868
Swiss Re AG	51,699	4,921,430
Swisscom AG	4,478	2,690,409
Temenos AG	11,211	1,078,383
UBS Group AG	613,122	11,981,203
VAT Group AG	4,707	1,792,138
†Vifor Pharma AG	8,227	1,466,802
†Zurich Insurance Group AG	26,123	12,902,140
		309,500,820
Thailand–0.24%
†Sea Ltd. ADR	55,800	6,684,282
		6,684,282

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–14.46%
3i Group PLC	169,381	$ 3,062,808
abrdn PLC	386,363	1,081,853
Admiral Group PLC	33,444	1,121,537
Anglo American PLC	223,267	11,601,471
Ashtead Group PLC	77,997	4,911,034
Associated British Foods PLC	62,541	1,358,586
AstraZeneca PLC	271,102	35,951,622
Auto Trader Group PLC	162,037	1,337,660
AVEVA Group PLC	17,983	574,388
Aviva PLC	661,582	3,914,521
BAE Systems PLC	544,046	5,109,380
Barclays PLC	2,924,993	5,670,026
Barratt Developments PLC	183,734	1,250,825
†Berkeley Group Holdings PLC	18,228	889,098
BP PLC	3,446,011	16,893,647
British American Tobacco PLC	383,027	16,086,056
British Land Co. PLC	163,163	1,129,717
BT Group PLC	1,568,558	3,739,924
Bunzl PLC	58,495	2,268,499
Burberry Group PLC	73,384	1,601,949
Coca-Cola Europacific Partners PLC	39,560	1,943,003
Compass Group PLC	316,147	6,803,511
Croda International PLC	25,673	2,641,023
Diageo PLC	407,820	20,686,478
Experian PLC	162,188	6,248,391
GlaxoSmithKline PLC	884,141	19,130,108
Halma PLC	68,764	2,249,759
Hargreaves Lansdown PLC	58,970	777,272
Hikma Pharmaceuticals PLC	31,884	860,165
HSBC Holdings PLC (London Shares)	3,558,515	24,306,660
Imperial Brands PLC	171,094	3,604,047
†Informa PLC	247,402	1,938,397
InterContinental Hotels Group PLC	30,607	2,070,091
Intertek Group PLC	27,901	1,903,342
J Sainsbury PLC	283,273	937,572
†JD Sports Fashion PLC	462,405	891,015
Johnson Matthey PLC	33,416	817,245
Kingfisher PLC	361,471	1,206,462
Land Securities Group PLC	134,293	1,377,820
Legal & General Group PLC	1,010,200	3,581,551
Lloyds Banking Group PLC	12,551,581	7,643,485
London Stock Exchange Group PLC	57,060	5,950,247
M&G PLC	494,069	1,423,577
Melrose Industries PLC	759,894	1,232,653
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mondi PLC	85,701	$ 1,665,841
National Grid PLC	633,833	9,740,877
NatWest Group PLC	1,014,776	2,866,068
Next PLC	23,591	1,855,446
†Ocado Group PLC	86,932	1,327,418
Pearson PLC	130,670	1,281,223
Persimmon PLC	57,667	1,617,060
Phoenix Group Holdings PLC	103,913	832,539
Prudential PLC	479,313	7,076,225
Reckitt Benckiser Group PLC	124,685	9,511,708
RELX PLC	334,139	10,397,646
Rentokil Initial PLC	320,925	2,210,683
Rio Tinto PLC	195,741	15,648,815
†Rolls-Royce Holdings PLC	1,489,211	1,958,307
Sage Group PLC	183,677	1,682,974
Schroders PLC	19,978	841,262
Segro PLC	209,855	3,689,049
Severn Trent PLC	43,679	1,760,448
Shell PLC	1,343,711	36,829,356
Smith & Nephew PLC	157,531	2,505,510
Smiths Group PLC	71,202	1,348,990
Spirax-Sarco Engineering PLC	12,924	2,112,825
SSE PLC	184,792	4,222,319
St. James's Place PLC	94,330	1,778,440
Standard Chartered PLC	456,847	3,032,553
Taylor Wimpey PLC	619,178	1,054,408
Tesco PLC	1,315,549	4,762,686
Unilever PLC	448,280	20,353,145
United Utilities Group PLC	115,160	1,695,789
Vodafone Group PLC	4,762,167	7,808,926
†Whitbread PLC	36,026	1,341,378
WPP PLC	203,821	2,667,627
		407,256,016
United States–0.12%
†Inmode Ltd.	8,700	321,117
Stellantis NV	185,991	3,019,122
		3,340,239
Total Common Stock (Cost $1,794,576,685)		2,777,173,086
PREFERRED STOCKS–0.48%
Germany–0.48%
Bayerische Motoren Werke AG 2.66%	8,815	682,792
Fuchs Petrolub SE 2.52%	9,686	351,422
Henkel AG & Co. KGaA 2.63%	32,190	2,154,531
Porsche Automobil Holding SE 2.55%	25,584	2,461,026
Sartorius AG 0.13%	4,606	2,032,829

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG 2.67%	32,883	$ 5,650,986
Total Preferred Stocks (Cost $9,852,646)		13,333,586
RIGHTS–0.00%
France–0.00%
=,†Electricite de France SA	83,920	31,193
Total Rights (Cost $0)		31,193

TOTAL INVESTMENTS–99.09% (Cost $1,804,429,331)	2,790,537,865
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.91%	25,765,370
NET ASSETS APPLICABLE TO 269,644,546 SHARES OUTSTANDING–100.00%	$2,816,303,235

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$0	$0

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
253	E-mini MSCI EAFE Index	$27,126,660	$26,037,866	6/17/22	$1,088,794	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$14,230,125	$211,757,691	$—	$225,987,816
Austria	—	5,710,735	—	5,710,735
Belgium	—	23,999,334	—	23,999,334
Chile	—	1,444,387	—	1,444,387
China	286,528	—	—	286,528
Denmark	—	69,646,464	—	69,646,464
Faeroe Islands	—	5,206,106	—	5,206,106
Finland	—	32,690,875	—	32,690,875
France	4,011,867	300,216,166	—	304,228,033
Germany	—	213,156,792	—	213,156,792
Greenland	—	5,227,758	—	5,227,758
Hong Kong	4,732,280	76,061,674	—	80,793,954
Ireland	4,182,185	14,615,245	—	18,797,430
Isle Of Man	—	2,193,577	—	2,193,577
Israel	6,071,364	13,845,083	—	19,916,447
Italy	—	58,619,197	—	58,619,197
Japan	—	620,629,332	—	620,629,332
Luxembourg	—	2,321,222	—	2,321,222
Malta	—	—	—*	—
Netherlands	406,582	128,102,523	—	128,509,105
New Zealand	—	7,468,071	—	7,468,071
Norway	447,019	21,176,167	—	21,623,186
Poland	—	223,008	—	223,008
Portugal	—	6,033,737	—	6,033,737
Singapore	662,900	33,802,876	—	34,465,776
Spain	—	64,409,022	—	64,409,022
Sweden	—	96,803,837	—	96,803,837
Switzerland	1,466,802	308,034,018	—	309,500,820
Thailand	6,684,282	—	—	6,684,282
United Kingdom	—	407,256,016	—	407,256,016
United States	321,117	3,019,122	—	3,340,239
Preferred Stocks	—	13,333,586	—	13,333,586
Rights	—	—	31,193	31,193
Total Investments	$43,503,051	$2,747,003,621	$31,193	$2,790,537,865
Derivatives:

Assets:
Futures Contract	$1,088,794	$—	$—	$1,088,794

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA International Index Fund–13